Note 1 - Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Basis of Presentation and General Information:

The accompanying unaudited interim condensed consolidated financial statements include the accounts of Top Ships Inc. and its wholly owned subsidiaries (collectively the “Company”). Ocean Holdings Inc. was formed on
January 10, 2000,
under the laws of Marshall Islands and was renamed to Top Tankers Inc. and Top Ships Inc. in
May 2004
and
December 2007,
respectively. The Company is an international provider of worldwide oil, petroleum products and bulk liquid chemicals transportation services.

As of
June 30, 2019,
the Company was the sole owner of all outstanding shares of the following subsidiary companies. The following list is not
exhaustive as the Company has other subsidiaries relating to vessels that have been sold and that remain dormant for the periods presented in these condensed consolidated financial statements as well as intermediary companies that are
100%
subsidiaries of the Company that own shipowning companies.

Companies	Date of Incorporation	Country of Incorporation	Activity
Top Tanker Management Inc.	May 2004	Marshall Islands	Management company

	Wholly owned Shipowning Companies (“SPCs”) with vessels in operation during six months ended June 30, 2019	Date of Incorporation	Country of Incorporation	Vessel	Built Date
1	Monte Carlo 71 Shipping Company Limited	June 2014	Marshall Islands	M/T Stenaweco Energy	July 2014
2	Monte Carlo One Shipping Company Ltd	June 2012	Marshall Islands	M/T Stenaweco Evolution	March 2015
3	Monte Carlo Seven Shipping Company Limited	April 2013	Marshall Islands	M/T Stenaweco Excellence	May 2016
4	Monte Carlo Lax Shipping Company Limited	May 2013	Marshall Islands	M/T Nord Valiant	August 2016
5	Monte Carlo 37 Shipping Company Limited	September 2013	Marshall Islands	M/T Eco Fleet	July 2015
6	Monte Carlo 39 Shipping Company Limited	December 2013	Marshall Islands	M/T Eco Revolution	January 2016
7	Eco Seven Inc.	February 2017	Marshall Islands	M/T Stenaweco Elegance	February 2017
8	Astarte International Inc.	April 2017	Marshall Islands	M/T Eco Palm Desert	September 2018
9	PCH77 Shipping Company Limited	September 2017	Marshall Islands	M/T Eco California	January 2019
10	PCH Dreaming Inc.	January 2018	Marshall Islands	M/T Eco Marina Del Ray	March 2019
11	South California Inc.	January 2018	Marshall Islands	M/T Eco Bel Air	April 2019
12	Malibu Warrior Inc.	January 2018	Marshall Islands	M/T Eco Beverly Hills	May 2019

As of
June 30, 2019,
the Company was the owner of
50%
of outstanding shares of the following companies.

	SPC	Date of Incorporation	Country of Incorporation	Vessel	Built Date
1	City of Athens Pte. Ltd.	November 2016	Singapore	M/T Eco Holmby Hills	March 2018
2	Eco Nine Pte. Ltd.	March 2015	Singapore	M/T Eco Palm Springs	May 2018

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information. Accordingly, they do not
include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company’s Annual Report on Form
20
-F for the fiscal year ended
December
31,
2018,
filed with the U.S. Securities and Exchange Commission (the “SEC”) on
March 28, 2019.

These unaudited condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six
month period ended
June 30, 2019
are
not
necessarily indicative of the results that might be expected for the fiscal year ending
December
31,
2019.

On
August 22, 2019
the Company effected a
1
-for-
20
reverse stock split of its common stock. There was
no
change in the number of authorized common shares of the Company. All numbers of share and earnings per share amounts in these financial statements have been retroactively adjusted to reflect this reverse stock split.